OIL AND NATURAL GAS PROPERTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
OIL AND NATURAL GAS PROPERTIES
Schedule of Oil and Natural Gas Properties

	September 30,	December 31,
	2024	2023
Evaluated oil and natural gas properties – cost	$6,440,255	$6,368,179
Total – cost	6,440,255	6,368,179

Accumulated depletion and impairment	(5,973,853)	(5,426,488)

Oil and natural gas properties, net	$466,402	$941,691

	December 31,	December 31,
	2023	2022
Evaluated Oil and natural gas properties – cost	$6,368,179	$5,786,425
Total – cost	6,282,377	5,786,425
Accumulated depletion and impairment	(5,426,488)	(4,659,087)
Oil and natural gas properties, net	$941,691	$1,127,338